Statements of Operations (USD $)	3 Months Ended		12 Months Ended		62 Months Ended	65 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2012	Dec. 31, 2012
REVENUES
Revenues	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0
Total revenues	0	0	0	0	0	0
EXPENSES
Office and general	12,181	40,255	283,682	261,032	642,066	654,247
Management fees	38,500	80,000	236,833	802,500	1,237,997	1,276,497
Professional fees	39,732	47,778	173,517	119,291	383,659	423,391
Gain on debt forgiveness	0	0	0	0	(8,000)	(8,000)
Exploration costs	5,688	214,985	448,610	440,894	889,504	895,192
Total expenses	(96,101)	(383,018)	(1,142,642)	(1,623,717)	(3,145,226)	(3,241,327)
OTHER INCOME (EXPENSE)
Interest expense	(102,094)	(78,813)	(360,152)	(328,347)	(885,873)	(987,967)
Loss on extinguishment of debt	0	0	(233,062)	0	(470,869)	(470,869)
Total other expenses	(102,094)	(78,813)	(593,214)	(328,347)	(1,356,742)	(1,458,836)
NET LOSS	$ (198,195)	$ (461,831)	$ (1,735,856)	$ (1,952,064)	$ (4,501,968)	$ (4,700,163)
BASIC LOSS PER COMMON SHARE	$ 0	$ (0.01)	$ (0.02)	$ (0.02)
WEIGHTED AVERAGE NUMBER OF COMMON SHARES OUTSTANDING - BASIC	102,471,632	93,670,217	97,510,321	92,125,873